Nominal Share Issuance (Details) - USD ($)																				12 Months Ended
	Jul. 24, 2025	May 13, 2025	Apr. 19, 2025	Apr. 17, 2025	Mar. 11, 2025	Feb. 21, 2025	Jan. 18, 2025	Jan. 02, 2025	Nov. 06, 2024	Nov. 05, 2024	Oct. 01, 2024	Aug. 23, 2024	Jul. 02, 2024	Jun. 25, 2024	Jul. 20, 2023	Jul. 06, 2023	Dec. 27, 2018	Nov. 20, 2018	Oct. 25, 2018	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Nov. 12, 2024
Nominal Share Issuance [Line Items]
Total consideration (in Dollars)																	$ 1,000	$ 3,000	$ 1,000
Aggregate shares issued (in Shares)																	1,000,000
Ordinary share, par value																				$ 0.000625	$ 0.000625
Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)																				64,283,988	5,316,667	1,150,000
Consideration par value																		$ 0.001
Ordinary share, par value																	$ 0.001
Prestige Financial Holdings Group Limited [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)																		3,000,000	1,000,000
Prestige Financial Holdings Group Limited [Member] | Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Consideration par value																			$ 0.001
Class A Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Shares issued, price per share														$ 0.6
Class A Ordinary Shares [Member] | PIPE [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value							$ 0.000625				$ 0.000625
Shares issued, price per share											$ 0.55
PIPE issuance of consideration (in Dollars)											$ 3,000,000
Class A Ordinary Shares [Member] | S-8 Incentive Plan [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value	$ 0.000625					$ 0.000625
Class A Ordinary Shares [Member] | Business Development & Marketing Consulting Agreement [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value														0.000625
Shares issued, price per share														$ 0.6
Restricted shares (in Shares)														1,416,667
Class A Ordinary Shares [Member] | Software Technology Service Contract [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value													$ 0.000625
Shares issued, price per share													$ 0.6
Restricted shares (in Shares)													1,900,000
Class A Ordinary Shares [Member] | Definitive Acquisition Agreement [Member]
Nominal Share Issuance [Line Items]
Restricted shares (in Shares)												780,000
Class A Ordinary Shares [Member] | 2024 Business Development & Marketing Consulting Agreement [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value								$ 0.000625
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value			$ 0.000625		$ 0.000625
Shares issued, price per share			$ 0.421875		$ 0.45
Cancelled shares (in Shares)				2,222,222
Class A Ordinary Shares [Member] | Project Outsourcing Agreement [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value		$ 0.000625
Shares issued, price per share		$ 0.5
Class A Ordinary Shares [Member] | Prestige Financial Holdings Group Limited [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)						3,550,000	4,986,552				5,454,545
Class A Ordinary Shares [Member] | Prestige Financial Holdings Group Limited [Member] | S-8 Incentive Plan [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)	950,000
Class A Ordinary Shares [Member] | Prestige Financial Holdings Group Limited [Member] | 2024 Business Development & Marketing Consulting Agreement [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)								734,195
Class A Ordinary Shares [Member] | Prestige Financial Holdings Group Limited [Member] | Securities Purchase Agreement [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)			23,719,807		11,111,111
Class A Ordinary Shares [Member] | Prestige Financial Holdings Group Limited [Member] | Project Outsourcing Agreement [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)		10,000,000
Class B Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Shares issued, price per share										$ 0.6													$ 0.6
Class B Ordinary Shares [Member] | Definitive Acquisition Agreement [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value												$ 0.000625
Restricted shares (in Shares)												1,620,000
Class B Ordinary Shares [Member] | InnoSphere Tech Inc [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)										3,500,000
Ordinary share, par value										$ 0.000625
Class B Ordinary Shares [Member] | Tokyo Bay [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)									2,500,000
Ordinary share, par value									$ 0.000625
IPO [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value																$ 0.000625
Shares issued, price per share																$ 5
IPO [Member] | Prestige Financial Holdings Group Limited [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)																1,000,000
Over-Allotment Option [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value															$ 0.000625
Shares issued, price per share															$ 5
Over-Allotment Option [Member] | Prestige Financial Holdings Group Limited [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)															150,000